UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09157

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square,

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square,

Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
California Municipal Income Trust (CEV)
Semi-Annual Report
May 31, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report May 31, 2026
Eaton Vance
California Municipal Income Trust

Eaton Vance
California Municipal Income Trust
May 31, 2026
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.85%	10.50%	(0.63)%	1.82%
Fund at Market Price	—	1.48	14.06	(0.49)	1.68

Bloomberg Municipal Bond Index	—	1.43%	6.67%	0.92%	2.21%
% Premium/Discount to NAV[3]
As of period end	(6.76)%
Distributions [4]
Total Distributions per share for the period	$0.30
Distribution Rate at NAV	5.41%
Taxable-Equivalent Distribution Rate at NAV	11.79
Distribution Rate at Market Price	5.80
Taxable-Equivalent Distribution Rate at Market Price	12.64
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	33.67%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is calculated by dividing the Fund’s last regular distribution paid per share in the period (annualized) by the Fund’s NAV or market price (the price at which the Fund is traded on the exchange) at the end of the period. A Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments and should not be used as a measure of performance or confused with “yield” or “income.”
The Fund has adopted a policy to pay common shareholders a stable monthly distribution. A portion of the Fund’s distributions may be subject to the U.S. federal alternative minimum tax. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of amounts characterized for U.S. federal income tax purposes as exempt-interest dividends, ordinary dividends (including qualified dividends), capital gain distributions and nondividend distributions, also known as return of capital distributions. A nondividend or return of capital distribution results from a Fund distributing more than its net investment income and net realized capital gain for a given tax period and may represent a return of some or all of the money that an investor invested in the Fund’s shares, which, like other distributions, can cause the Fund’s NAV to erode.
There is no assurance that the Fund will always be able to pay distributions of a particular size.
With each distribution, the Fund issues a notice to shareholders and a press release containing information about the amount and sources of the distribution and related information. Notices and press releases for the last 24 months are available on our website https://www.
eatonvance.com/resources/closed-end-fund-distribution-notices-19a.html.
The amounts and sources of distributions are only estimates and are not provided for tax reporting purposes. The U.S. federal income tax character of distributions paid to a shareholder is reported on IRS
Form 1099-DIV, which is provided to shareholders shortly after the end of each calendar year.
The amount of the Fund’s distributions is determined by the
investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit.
Taxable-equivalent distributions are calculated using a 40.8% U.S.
federal income tax rate, which reflects the maximum U.S. federal tax rate of 37% plus the 3.8% U.S. federal Medicare surtax. Where applicable, the calculation also includes the highest individual U.S.
state income tax rate for residents of the state for which a Fund’s income is designed to be exempt. Local income taxes and other applicable taxes are not considered in the calculation.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 142.5%
Security	Principal Amount (000's omitted)	Value
Education — 24.0%
California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/55(1)	$2,500	$ 2,637,100
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,865	2,624,609
California Infrastructure and Economic Development Bank, (UCSF Clinical and Life Sciences Building), 5.25%, 5/15/59	1,500	1,586,145
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(2)	600	639,998
California State University, 5.25%, 11/1/56(1)	5,500	5,934,170
University of California, 5.00%, 5/15/53(1)	5,000	5,285,500
		$ 18,707,522
General Obligations — 55.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$805	$ 791,395
Antelope Valley Community College District, CA, (Election of 2016), 0.00%, 2/1/50	3,500	1,139,008
Benicia Unified School District, CA, (Election of 2024), 5.00%, 8/1/51	240	253,738
California:
4.85%, 12/1/46	1,500	1,551,470
5.00%, 9/1/52	2,670	2,794,559
5.25%, 9/1/53(1)	5,000	5,335,450
Calistoga Joint Unified School District, CA, (Election of 2022), 5.00%, 8/1/54	220	231,868
Cerritos Community College District, CA, (Election of 2022), 5.00%, 8/1/56	1,100	1,163,311
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/49	175	185,951
Encinitas Union School District, CA, (Election of 2024), 5.00%, 8/1/54(1)	1,875	1,979,644
Fresno Unified School District, CA, (Election of 2020), 4.25%, 8/1/55	70	68,503
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,030	1,135,685
Lucia Mar Unified School District, CA, (Election of 2024), 5.00%, 8/1/55	1,000	1,054,551
Millbrae Elementary School District, CA, (Election of 2024), 4.125%, 7/1/55	170	166,459
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	1,750	1,661,621
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/54	1,380	1,477,565
Pacifica School District, CA, (Election of 2024), 5.00%, 8/1/56	785	823,580
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	$765	$ 833,258
Rio Hondo Community College District, CA, (Election of 2024), 5.25%, 8/1/55(1)	1,875	2,008,612
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50	2,400	2,294,740
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(1)	5,000	5,274,050
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(1)	3,500	3,711,855
San Leandro Unified School District, CA, (Election of 2024), 5.00%, 8/1/52	245	258,742
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,850	2,000,360
San Rafael City Elementary School District, CA, (Election of 2022), 5.00%, 8/1/55	325	344,842
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	515	515,948
Solano County Community College District, CA, (Election of 2012), 5.00%, 8/1/50	505	537,698
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	675	646,828
Ventura Unified School District, CA, (Election of 2022), 5.25%, 8/1/55(1)	2,200	2,340,096
Victor Valley Community College District, CA, (Election of 2008), 5.00%, 8/1/52	300	317,539
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	325	314,595
		$ 43,213,521
Hospital — 4.6%
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	$1,060	$ 973,753
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.25%, 11/1/47	975	974,908
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	925	924,926
University of California Medical Center, 2.35%, 5/15/45(3)	700	700,000
		$ 3,573,587
Housing — 3.8%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 267,400
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	490	493,678

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	$1,500	$ 1,529,540
Los Angeles Housing Authority, CA, (Clarendon Apartments), 4.35%, 12/1/49	750	688,081
		$ 2,978,699
Insured - Electric Utilities — 0.6%
Moreno Valley Public Financing Authority, CA, (AG), 5.25%, 5/1/56(4)	$470	$ 501,550
		$ 501,550
Insured - General Obligations — 10.5%
Alum Rock Union Elementary School District, CA, (Election of 2022), (AG), 5.25%, 8/1/54(4)	$310	$ 333,493
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	195	189,017
Center Joint Unified School District, CA, (Election of 2008), (BAM), 5.00%, 8/1/55	325	340,209
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	225	171,633
Lancaster School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/55(1)	4,100	4,302,499
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	300	315,538
(AG), 5.00%, 8/1/50	345	362,868
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,130,579
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/49	1,000	1,056,334
		$ 8,202,170
Insured - Hospital — 5.5%
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	$4,420	$ 4,321,260
		$ 4,321,260
Insured - Transportation — 8.0%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/52	$6,000	$ 1,713,246
(AMBAC), 0.00%, 10/1/29	5,000	4,496,672
		$ 6,209,918
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 5.8%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,033,640
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	662,368
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,300	1,320,882
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(2)	375	356,049
California Statewide Communities Development Authority, (Odd Fellows Home of California), 5.00%, 4/1/56	1,000	1,027,919
California Statewide Communities Development Authority, (Sequoia Living), 5.00%, 7/1/55	120	123,692
		$ 4,524,550
Transportation — 20.2%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	$3,000	$ 3,008,088
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(1)	5,000	5,129,900
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,235	1,261,583
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.50%, 5/1/56(1)(4)	4,925	5,248,375
(AMT), 5.75%, 5/1/48	990	1,069,571
		$ 15,717,517
Water and Sewer — 4.1%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(1)	$3,000	$ 3,157,710
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	40	37,641
		$ 3,195,351
Total Tax-Exempt Municipal Obligations (identified cost $110,600,092)		$111,145,645

Taxable Municipal Obligations — 8.8%
Security	Principal Amount (000's omitted)	Value
Education — 3.3%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$1,850	$ 1,613,958

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$470	$ 420,077
University of California, 3.75%, 7/1/41(5)	500	500,000
		$ 2,534,035
Hospital — 3.3%
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.811%, 9/1/31	$480	$ 484,914
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,080,994
		$ 2,565,908
Housing — 0.6%
California Municipal Finance Authority, (Witmer Manor), (FNMA), 6.00%, 11/1/43	$500	$ 504,163
		$ 504,163
Insured - Transportation — 1.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,000	$ 1,232,053
		$ 1,232,053
Total Taxable Municipal Obligations (identified cost $7,434,874)		$ 6,836,159

Short-Term Investments — 0.9%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(6)	746,347	$ 746,422
Total Short-Term Investments (identified cost $746,422)		$ 746,422
Total Investments — 152.2% (identified cost $118,781,388)		$118,728,226
Other Assets, Less Liabilities — (52.2)%		$ (40,742,246)
Net Assets — 100.0%		$ 77,985,980

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $1,416,124 or 1.8% of the Trust's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(6)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 17.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.8% to 9.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Statement of Assets and Liabilities (Unaudited)

May 31, 2026
Assets
Investments, at value (identified cost $118,781,388)	$ 118,728,226
Interest and dividends receivable	1,208,812
Receivable for investments sold	102,064
Trustees' deferred compensation plan	35,170
Due from broker for floating rate notes issued	3,940,000
Total assets	$124,014,272
Liabilities
Payable for floating rate notes issued	$ 39,603,059
Payable for when-issued securities	6,024,342
Payable to affiliates:
Investment adviser fee	38,356
Administration fee	19,178
Trustees' fees	1,135
Trustees' deferred compensation plan	35,170
Interest expense and fees payable	230,008
Accrued expenses	77,044
Total liabilities	$ 46,028,292
Net Assets	$ 77,985,980
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 70,336
Additional paid-in capital	85,354,417
Accumulated loss	(7,438,773)
Net Assets	$ 77,985,980
Common Shares Issued and Outstanding	7,033,575
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.09

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2026
Investment Income
Dividend income	$ 2,645
Interest income	2,540,534
Total investment income	$2,543,179
Expenses
Investment adviser fee	$ 227,148
Administration fee	113,574
Trustees’ fees and expenses	3,356
Custodian fee	17,573
Transfer and dividend disbursing agent fees	9,118
Legal and accounting services	35,406
Printing and postage	1,970
Interest expense and fees	484,198
Miscellaneous	18,153
Total expenses	$ 910,496
Net investment income	$1,632,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 279,570
Net realized gain	$ 279,570
Change in unrealized appreciation (depreciation):
Investments	$ (667,818)
Net change in unrealized appreciation (depreciation)	$ (667,818)
Net realized and unrealized loss	$ (388,248)
Net increase in net assets from operations	$1,244,435

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Statements of Changes in Net Assets

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,632,683	$ 3,066,217
Net realized gain (loss)	279,570	(1,525,251)
Net change in unrealized appreciation (depreciation)	(667,818)	(1,535,482)
Net increase in net assets from operations	$ 1,244,435	$ 5,484
Distributions to common shareholders	$ (2,110,073)*	$ (3,045,806)
Tax return of capital to shareholders	$ —	$ (1,174,339)
Net decrease in net assets	$ (865,638)	$ (4,214,661)
Net Assets
At beginning of period	$ 78,851,618	$ 83,066,279
At end of period	$77,985,980	$78,851,618
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 1,244,435
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(23,649,835)
Investments sold	26,832,225
Increase in short-term investments, net	(746,422)
Net amortization/accretion of premium (discount)	(70,678)
Decrease in interest and dividends receivable	142,440
Increase in Trustees’ deferred compensation plan	(1,745)
Increase in payable to affiliates for investment adviser fee	116
Increase in payable to affiliates for administration fee	58
Decrease in payable to affiliates for Trustees' fees	(82)
Decrease in interest expense and fees payable	(90,747)
Increase in payable to affiliates for Trustees' deferred compensation plan	1,745
Decrease in accrued expenses	(28,375)
Net change in unrealized (appreciation) depreciation from investments	667,818
Net realized gain from investments	(279,570)
Net cash provided by operating activities	$ 4,021,383
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (2,110,073)
Repayment of secured borrowings	(2,000,000)
Net cash used in financing activities	$ (4,110,073)
Net decrease in cash	$ (88,690)
Cash at beginning of period	$ 88,690
Cash at end of period	$ —
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 574,945

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Financial Highlights

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$ 11.21	$ 11.81	$ 11.58	$ 11.65	$ 14.64	$ 14.69
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.44	$ 0.40	$ 0.38	$ 0.47	$ 0.56
Net realized and unrealized gain (loss)	(0.05)	(0.44)	0.37	(0.02)	(2.95)	(0.04)
Total income (loss) from operations	$ 0.18	$ 0.00	$ 0.77	$ 0.36	$ (2.48)	$ 0.52
Less Distributions
From net investment income	$ (0.30)*	$ (0.43)	$ (0.40)	$ (0.39)	$ (0.53)	$ (0.57)
From net realized gain	—	—	—	—	—	(0.00) (2)
Tax return of capital	—	(0.17)	(0.14)	(0.04)	—	—
Total distributions	$ (0.30)	$ (0.60)	$ (0.54)	$ (0.43)	$ (0.53)	$ (0.57)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ —	$ 0.02	$ —
Net asset value — End of period	$ 11.09	$ 11.21	$ 11.81	$ 11.58	$ 11.65	$ 14.64
Market value — End of period	$ 10.34	$ 10.49	$ 10.65	$ 9.93	$ 10.06	$ 13.79
Total Investment Return on Net Asset Value(3)	1.85% (4)	0.79%	7.30%	3.80%	(16.49)%	3.83%
Total Investment Return on Market Value(3)	1.48% (4)	4.59%	12.84%	3.08%	(23.44)%	6.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,986	$78,852	$83,066	$81,421	$81,953	$104,466
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.10% (6)	1.11%	1.08%	1.09%	1.19%	1.08%
Interest and fee expense(7)	1.25% (6)	1.37%	1.39%	1.79%	0.95%	0.29%
Total expenses	2.35% (6)	2.48%	2.47%	2.88%	2.14%	1.37%
Net expenses	2.35% (6)	2.48%	2.47%	2.88%	2.14%	1.37%
Net investment income	4.21% (6)	3.95%	3.43%	3.31%	3.76%	3.83%
Portfolio Turnover	23% (4)	59%	22%	31%	30%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance California Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of May 31, 2026, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally

Eaton Vance
California Municipal Income Trust
May 31, 2026
Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
G  Floating Rate Notes Issued in Conjunction with Securities Held—The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2026. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At May 31, 2026, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $39,603,059 and $52,344,961, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2026 was 1.58% to 2.70%. For the six months ended May 31, 2026, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $35,837,802 and 2.71%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2026.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust's investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Trust may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Trust's value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Trust has opted to treat such investments as derivatives transactions. The Trust may change this approach at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions—The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to May 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended May 31, 2026, the amount of distributions estimated to be a tax return of capital was approximately $484,000. The final determination of tax characteristics of the Trust’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At November 30, 2025, the Trust, for federal income tax purposes, had deferred capital losses of $7,321,897 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2025, $2,118,668 are short-term and $5,203,229 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 78,941,193
Gross unrealized appreciation	$ 1,681,787
Gross unrealized depreciation	(1,497,813)
Net unrealized appreciation	$ 183,974
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.40% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Trust except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating rate notes included as a liability in the Trust's Statement of Assets and Liabilities of up to $59,000,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2026, the investment adviser fee and administration fee were $227,148 and $113,574, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $27,382,256 and $26,855,688, respectively, for the six months ended May 31, 2026.
5  Common Shares of Beneficial Interest
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2026 and the year ended November 30, 2025.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2026 and the year ended November 30, 2025.

Eaton Vance
California Municipal Income Trust
May 31, 2026
Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 111,145,645	$ —	$ 111,145,645
Taxable Municipal Obligations	—	6,836,159	—	6,836,159
Short-Term Investments	746,422	—	—	746,422
Total Investments	$ 746,422	$ 117,981,804	$ —	$118,728,226

Eaton Vance
California Municipal Income Trust
May 31, 2026
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 11, 2026. The following action was taken by the shareholders:
Proposal 1(a). The election of Alan C. Bowser, Keith Quinton and Marcus L. Smith as Class III Trustees of the Trust for a three-year term expiring in 2029.
	Number of Shares
Nominees for Trustee	For	Withheld
Alan C. Bowser	5,193,216	183,634
Keith Quinton	5,189,996	186,854
Marcus L. Smith	5,160,777	216,073

Eaton Vance
California Municipal Income Trust
May 31, 2026
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share
To limit our sharing	To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Atlanta Capital Management Company, LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the “Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7694    5.31.26

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: July 23, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: July 23, 2026